Accrued Expenses	6 Months Ended	9 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Accrued Expenses [Abstract]
ACCRUED EXPENSES
NOTE 4	ACCRUED EXPENSES
Accounts payable and accrued expenses consist of accruals from normal operations of the business. As of June 30, 2012 the balance is $2,000.
NOTE 4	ACCRUED EXPENSES
Accounts payable and accrued expenses consist of payables and accruals from normal operations of the business. As of March 31, 2013, the balance is $20,500.